EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 67,303	$ 66,739	$ 59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$ 67,303	$ 66,739	$ 57,386
Denominator for basic earnings per share - weighted average shares	57,876,685	57,691,979	56,969,491
Effect of dilutive securities -
Employee stock awards	873,293	907,428	913,809
Warrants	118,814	93,798	109,778
Denominator for diluted earnings per share - adjusted weighted average shares	58,868,792	58,693,205	57,993,078
Basic	$ 1.16	$ 1.16	$ 1.01
Diluted	$ 1.14	$ 1.14	$ 0.99